Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	3,494,725
Proposed Maximum Offering Price per Unit | $ / shares	2.09
Maximum Aggregate Offering Price	$ 7,303,975.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,008.68
Offering Note
1

(a)
Opus Genetics, Inc., a Delaware corporation (the “Registrant”), is filing this Registration Statement to register 3,494,725 shares of common stock, par value $0.0001 per share (the “Common Stock”), for issuance under the Ocuphire Pharma, Inc. 2020 Equity Incentive Plan, as amended (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of shares of Common Stock, which may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.

(b)
The number of shares of Common Stock available for issuance under the Plan is subject to an automatic annual increase on January 1 of each year for a period of ten years commencing on January 1, 2021 and ending on (and including) January 1, 2030, in an amount equal to 5% of the total number of shares of the Common Stock outstanding on December 31 of the preceding year (the “Evergreen Provision”). Accordingly, the number of shares of Common Stock available for issuance under the Plan was automatically increased by 3,494,725 shares effective January 1, 2026, which is equal to 5% of the total number of shares of Common Stock outstanding as of December 31, 2025. This Registration Statement registers the 3,494,725 additional shares of Common Stock available for issuance under the Plan as of January 1, 2026 as a result of the Evergreen Provision.

(c)
Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the Nasdaq Stock Market on January 16, 2026.